Long-term debt (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long Term Debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30, 2021	December 31, 2020
Senior unsecured revolving credit facilities	—	2021-2024	N/A		$567,814	$223,507
Senior unsecured bank credit facilities	—	2021-2031	N/A		157,694	152,338
Commercial paper	—	2021	N/A		499,000	122,000
U.S. dollar borrowings
Senior unsecured notes (Green Equity Units) (a)	1.18%	2026		$1,150,000	1,139,687	—
Senior unsecured notes	3.46%	2022-2047		$1,700,000	1,689,074	1,688,390
Senior unsecured utility notes	6.34%	2023-2035		$142,000	156,392	157,212
Senior secured utility bonds	4.71%	2026-2044		$556,224	555,957	561,494
Canadian dollar borrowings
Senior unsecured notes (b)	3.81%	2022-2050	C$	1,400,669	1,124,179	899,710
Senior secured project notes	10.21%	2027	C$	24,602	19,850	20,315
Chilean Unidad de Fomento borrowings
Senior unsecured utility bonds	4.24%	2028-2040	CLF 1,811		91,049	92,183
					$6,000,696	$3,917,149
Subordinated U.S. dollar borrowings
Subordinated unsecured notes	6.50%	2078-2079		$637,500	621,667	621,321
					$6,622,363	$4,538,470
Less: current portion					(517,038)	(139,874)
					$6,105,325	$4,398,596